Investments in debt securities (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	9 Months Ended	10 Months Ended
	Mar. 01, 2024	Oct. 10, 2024	Oct. 30, 2024	Oct. 25, 2023	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Debt Securities					$ 25,230	$ 5,064
2023 Seven Year Investment [Member]
Marketable Securities [Line Items]
Investments in debt securities				$ 5,000
interest income frequence receipt				quarterly basis on the 25th day of January, April, July and October in each year from, and including, January 25, 2024, to, and including, October 25, 2030
2024 Seven Year Investment [Member]
Marketable Securities [Line Items]
Investments in debt securities	$ 5,000
interest income frequence receipt	quarterly basis on the 3rd day of March, June, September and December in each year from, and including, June 3, 2024, to, and including, March 3, 2031
2024 Two Year Investment A [Member]
Marketable Securities [Line Items]
Investments in debt securities		$ 5,000
interest income frequence receipt		quarterly basis on the 10th day of January, April, July and October in each year from, and including, January 10, 2025, to, and including, October 9, 2026
2024 Two Year Investment B [Member]
Marketable Securities [Line Items]
Investments in debt securities			$ 10,000
interest income frequence receipt			quarterly basis on the 30th day of January, April, July and October in each year from, and including, January 30, 2025, to, and including, October 30, 2026